Cash and Cash Equivalents - Summary of Cash and Bank Balances (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Long-term bank deposits	¥ 50,000	¥ 70,000	$ 7,057
Long term deposits less than maturity	12 months
Guangxi Yuchai Machinery Monopoly Development Company Limited [member]
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Long-term bank deposits	¥ 50,000	¥ 70,000	$ 7,100
Long term deposits maturity	2 years
Bottom of range [member]
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Interest rate short term bank deposit	1.78%	1.40%
Bottom of range [member] | Guangxi Yuchai Machinery Monopoly Development Company Limited [member]
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Interest rate long term bank deposit	3.99%	2.94%
Top of range [member]
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Interest rate short term bank deposit	3.65%	3.90%
Top of range [member] | Guangxi Yuchai Machinery Monopoly Development Company Limited [member]
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Interest rate long term bank deposit	4.13%	3.15%